Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Intangible assets
Goodwill	€ 26,769	€ 29,462
Intangible assets with a finite useful life	8,889	7,192
Intangible assets and goodwill	35,658	36,654
Tangible assets
Property, plant and equipment owned	14,251	14,216
Assets held under finance leases	1,895	2,331
Tangible assets	16,146	16,547
Other non-current assets
Investments in associates and joint ventures accounted for using the equity method	16	17
Other investments	49	51
Non-current financial assets	1,594	1,768
Miscellaneous receivables and other non-current assets	2,291	2,422
Deferred tax assets	1,136	993
Other non current assets	5,086	5,251
TOTAL NON-CURRENT ASSETS (A)	56,890	58,452
CURRENT ASSETS
Inventories	389	290
Trade and miscellaneous receivables and other current assets	4,706	4,959
Current income tax receivables	251	77
Current financial assets
Securities other than investments, financial receivables and other current financial assets	1,466	1,430
Cash and cash equivalents	1,917	3,575
Current financial assets	3,383	5,005
Current assets sub-total	8,729	10,331
Discontinued operations /Non-current assets held for sale
of a financial nature	0	0
of a non-financial nature	0	0
TOTAL CURRENT ASSETS (B)	8,729	10,331
TOTAL ASSETS	65,619	68,783
Equity
Share capital issued	11,677	11,677
Less: treasury shares	(90)	(90)
Share capital	11,587	11,587
Additional paid-in capital	2,094	2,094
Other reserves and retained earnings (accumulated losses), including profit (loss) for the year	5,847	7,876
Equity attributable to owners of the Parent	19,528	21,557
Non-controlling interests	2,219	2,226
TOTAL EQUITY (A)	21,747	23,783
Non-current liabilities
Non-current financial liabilities	25,059	28,108
Employee benefits	1,567	1,736
Deferred tax liabilities	192	265
Provisions	876	825
Miscellaneous payables and other non-current liabilities	3,297	1,678
TOTAL NON-CURRENT LIABILITIES (B)	30,991	32,612
CURRENT LIABILITIES
Current financial liabilities	5,913	4,756
Trade and miscellaneous payables and other current liabilities	6,901	7,520
Current income tax payables	67	112
Current liabilities sub-total	12,881	12,388
Liabilities directly associated with Discontinued operations/Non-current assets held for sale	0	0
of a financial nature	0	0
of a non-financial nature	0	0
TOTAL CURRENT LIABILITIES (C)	12,881	12,388
TOTAL LIABILITIES (D=B+C)	43,872	45,000
TOTAL EQUITY AND LIABILITIES (A+D)	€ 65,619	€ 68,783